Schedule of Investments
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.72%
Australia–1.38%
Rio Tinto PLC	14,477	$873,515
Belgium–0.81%
Umicore S.A.	12,275	511,110
Brazil–1.14%
Pagseguro Digital Ltd., Class A(a)	19,251	725,955
Canada–1.32%
Nuvei Corp.(a)	19,819	836,758
China–4.23%
Alibaba Group Holding Ltd., ADR(a)	2,543	747,591
Autohome, Inc., ADR	7,345	705,120
Ping An Healthcare and Technology Co. Ltd.(a)(b)	22,700	290,705
Xinyi Glass Holdings Ltd.	466,000	942,837
		2,686,253
Denmark–1.01%
AP Moller - Maersk A/S, Class B	405	642,091
France–0.56%
Dassault Systemes SE	1,913	356,841
Germany–8.85%
Infineon Technologies AG	26,894	760,744
KION Group AG	10,113	868,516
RWE AG	18,035	676,155
SAP SE	7,559	1,177,113
Siemens AG	15,284	1,932,596
Siemens Energy AG(a)	7,642	206,077
		5,621,201
Hong Kong–2.34%
AIA Group Ltd.	150,800	1,485,558
Ireland–0.99%
Ryanair Holdings PLC, ADR(a)	7,656	625,955
Italy–3.99%
Enel S.p.A.	180,932	1,571,060
Prysmian S.p.A.	33,024	960,246
		2,531,306
Japan–6.82%
Hitachi Ltd.	48,500	1,638,801
KDDI Corp.	33,500	847,414
Kobe Bussan Co. Ltd.	8,300	456,358
Nissan Chemical Corp.	14,100	752,145
Shionogi & Co. Ltd.	11,900	636,662
		4,331,380
Luxembourg–1.10%
ArcelorMittal S.A.(a)	52,606	701,551
Singapore–1.19%
DBS Group Holdings Ltd.	51,300	754,537
Shares		Value
South Korea–1.04%
Samsung Electronics Co. Ltd.	13,131	$661,614
Spain–1.12%
Bankinter S.A.	164,657	708,451
Switzerland–2.02%
Cie Financiere Richemont S.A.	9,371	627,677
Novartis AG	7,517	653,237
		1,280,914
United Kingdom–10.67%
B&M European Value Retail S.A.	130,129	827,990
BAE Systems PLC	91,885	568,354
Experian PLC	18,826	704,484
Hiscox Ltd.(a)	58,253	670,479
Imperial Brands PLC	58,938	1,038,891
Nomad Foods Ltd.(a)	67,831	1,728,334
Reckitt Benckiser Group PLC	12,649	1,233,191
		6,771,723
United States–48.14%
Activision Blizzard, Inc.	9,855	797,762
Align Technology, Inc.(a)	2,264	741,143
Alphabet, Inc., Class C(a)	1,494	2,195,582
American Express Co.	13,883	1,391,771
Aptiv PLC	8,889	814,944
BioMarin Pharmaceutical, Inc.(a)	8,436	641,811
Carrier Global Corp.	25,218	770,158
Chevron Corp.	17,199	1,238,328
Chubb Ltd.	6,274	728,537
Comcast Corp., Class A	22,044	1,019,755
EPAM Systems, Inc.(a)	3,373	1,090,423
First Republic Bank	12,871	1,403,711
Globus Medical, Inc., Class A(a)	24,663	1,221,312
Intercontinental Exchange, Inc.	9,610	961,481
IQVIA Holdings, Inc.(a)	4,214	664,253
James Hardie Industries PLC, CDI	26,066	620,857
Marsh & McLennan Cos., Inc.	7,410	849,927
Mastercard, Inc., Class A	2,705	914,750
Moody’s Corp.	2,579	747,523
NIKE, Inc., Class B	6,919	868,611
Northrop Grumman Corp.	1,803	568,829
PepsiCo, Inc.	8,976	1,244,074
Pinterest, Inc., Class A(a)	31,907	1,324,460
Raytheon Technologies Corp.	14,209	817,586
salesforce.com, inc.(a)	9,273	2,330,490
Samsonite International S.A.(a)(b)	560,400	571,889
Silk Road Medical, Inc.(a)	3,879	260,708
Texas Instruments, Inc.	7,370	1,052,362
T-Mobile US, Inc.(a)	8,646	988,757
Wynn Resorts Ltd.	13,679	982,289
Zimmer Biomet Holdings, Inc.	5,446	741,418
		30,565,501
Total Common Stocks & Other Equity Interests (Cost $50,003,519)		62,672,214

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Shares		Value
Money Market Funds–1.64%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(c)(d)	383,715	$383,715
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(c)(d)	218,545	218,654
Invesco Treasury Portfolio, Institutional Class, 0.02%(c)(d)	438,531	438,531
Total Money Market Funds (Cost $1,040,882)		1,040,900
TOTAL INVESTMENTS IN SECURITIES—100.36% (Cost $51,044,401)		63,713,114
OTHER ASSETS LESS LIABILITIES–(0.36)%		(225,802)
NET ASSETS–100.00%		$63,487,312
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $862,594, which represented 1.36% of the Fund’s Net Assets.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$40,649	$4,504,424	$(4,161,358)	$-	$-	$383,715	$1,261
Invesco Liquid Assets Portfolio, Institutional Class	47,383	3,217,447	(3,046,059)	18	(135)	218,654	1,254
Invesco Treasury Portfolio, Institutional Class	46,456	5,147,913	(4,755,838)	-	-	438,531	1,363
Total	$134,488	$12,869,784	$(11,963,255)	$18	$(135)	$1,040,900	$3,878

(d)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$873,515	$—	$873,515
Belgium	—	511,110	—	511,110
Brazil	725,955	—	—	725,955
Canada	836,758	—	—	836,758
China	1,452,711	1,233,542	—	2,686,253
Denmark	—	642,091	—	642,091
France	—	356,841	—	356,841
Germany	206,077	5,415,124	—	5,621,201
Hong Kong	—	1,485,558	—	1,485,558
Ireland	625,955	—	—	625,955
Italy	—	2,531,306	—	2,531,306
Japan	—	4,331,380	—	4,331,380
Luxembourg	—	701,551	—	701,551
Singapore	—	754,537	—	754,537
South Korea	—	661,614	—	661,614
Spain	—	708,451	—	708,451
Switzerland	—	1,280,914	—	1,280,914
United Kingdom	1,728,334	5,043,389	—	6,771,723
United States	29,372,755	1,192,746	—	30,565,501
Money Market Funds	1,040,900	—	—	1,040,900
Total Investments	$35,989,445	$27,723,669	$—	$63,713,114
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Global Core Equity Fund